Fair Value (Tables)	12 Months Ended
Dec. 31, 2022
Fair Value Disclosures [Abstract]
Schedule of Non-financial Instruments Measured at Fair Value on Non-recurring Basis

The following tables present the balances of non-financial instruments measured at fair value on a non-recurring basis as of December 31, 2022 and 2021:

			Quoted Prices in Active Markets for	Significant Other	Significant
	December 31, 2022		Identical	Observable	Unobservable
	Carrying	Estimated	Assets	Inputs	Inputs
	Amount	Fair Value	Level 1	Level 2	Level 3

Foreclosed assets, net	$1,582	$1,582	$–	$–	$1,582
Impaired loans due to COVID-19, net	1,348	1,348	–	–	1,348
Other impaired loans, net	3,596	3,596	–	–	3,596
Total	$6,526	$6,526	$–	$–	$6,526

			Quoted Prices in Active Markets for	Significant Other	Significant
	December 31, 2021		Identical	Observable	Unobservable
	Carrying	Estimated	Assets	Inputs	Inputs
	Amount	Fair Value	Level 1	Level 2	Level 3

Foreclosed assets, net	$2,724	$2,724	$–	$–	$2,724
Impaired loans due to COVID-19, net	5,129	5,129	–	–	5,129
Other impaired loans, net	2,572	2,572	–	–	2,572
Total	$10,425	$10,425	$–	$–	$10,425

Schedule of Fair Value Estimates for Financial Instruments

The table below is a summary of fair value estimates for financial instruments:

	December 31, 2022		December 31, 2021
	Carrying	Estimated	Carrying	Estimated
	Amount	Fair Value	Amount	Fair Value
Financial Assets
Cash, cash equivalents and restricted cash	$4,196	$4,196	$3,735	$3,735
Loans receivable, net	56,650	56,650	46,943	46,943
Accrued interest on loans	670	670	598	598
Financial Liabilities
Customer interest escrow	766	766	479	479
Notes payable secured, net	23,173	23,173	20,016	20,016
Notes payable unsecured, net	30,110	30,110	27,713	27,713
Accrued interest payable	650	650	2,464	2,464